Note 10 - Financing, Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010
Financing [Abstract]
Weighted average annual interest rates on outstanding short-term borrowings	2.19%	2.31%
Purchase and sale of ships	41
Purchase and sale of convoys	20
Shipyards of agreements for conditioned purchase and sale	6
Agreement for conditioned purchase and sale	$ 5,396
Percentage of financing by BNDES	90.00%